ACQUISTION AND DIVESTITURE ACTIVITY 2 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Feb. 28, 2013	Dec. 31, 2011
Deconsolidation of Business [Line Items]
Business acquisition, Cash paid, net of cash acquired	$ 121
Equity Method Investment Ownership Percentage Of Minority Partner	25.00%						43.00%
Long Lived Assets Held-for-sale [Line Items]
Total assets held for sale	293		0
Asssets Held For Sale, Proceeds						371
Assets Held For Sale [Member]
Long Lived Assets Held-for-sale [Line Items]
Property, plant and equipment, net	290
Inventories	3
Total assets held for sale	293
Liability held for sale - asset retirement obligation	(6)	[1]
Total assets held for sale, net	287
Mesquite Solar 1 [Member]
Deconsolidation of Business [Line Items]
Proceeds, net of negligible transaction costs			100	[2]
Property, plant and equipment, net			(461)
Other assets			(72)
Long-term debt, including current portion			297
Other liabilities			31
Gain on sale of equity interests			(36)	[3]
Increase in equity method investments upon deconsolidation			(141)
Ownership percentage in equity method investee			50.00%
Transaction costs			3
Gain on sale of assets, after tax			22
Proceeds from sale			103
Copper Mountain Solar 2 [Member]
Deconsolidation of Business [Line Items]
Proceeds, net of negligible transaction costs			69	[2],[4]
Property, plant and equipment, net			(266)
Other assets			(30)
Long-term debt, including current portion			146
Other liabilities			19
Gain on sale of equity interests			(4)	[3]
Increase in equity method investments upon deconsolidation			(66)
Ownership percentage in equity method investee			50.00%
Transaction costs			3
Gain on sale of assets, after tax			2
Proceeds from sale			72
Broken Bow 2 Wind [Member]
Deconsolidation of Business [Line Items]
Proceeds, net of negligible transaction costs	58
Cash	0
Restricted Cash	(5)
Other current assets	(1)
Property, plant and equipment, net	(151)
Other assets	(8)
Accounts payable and accrued expenses	3
Due to affiliate	0
Long-term debt, including current portion	72
Other liabilities	2
Accumulated other comprehensive income	0
Gain on sale of equity interests	(14)	[3]
Increase in equity method investments upon deconsolidation	(44)
Ownership percentage in equity method investee	50.00%
Gain on sale of assets, after tax	8
Proceeds from sale	58
Cameron LNG [Member]
Deconsolidation of Business [Line Items]
Proceeds, net of negligible transaction costs	0
Cash	(6)
Restricted Cash	0
Other current assets	(11)
Property, plant and equipment, net	(1,022)
Other assets	(30)
Accounts payable and accrued expenses	93
Due to affiliate	0
Long-term debt, including current portion	0
Other liabilities	0
Accumulated other comprehensive income	0
Gain on sale of equity interests	0	[3]
Increase in equity method investments upon deconsolidation	(976)
Ownership percentage in equity method investee	50.20%
Equity Method Investment Ownership Percentage Of Minority Partner	49.80%
Energia Sierra Juarez Wind Project [Member]
Deconsolidation of Business [Line Items]
Proceeds, net of negligible transaction costs	26
Cash	(2)
Restricted Cash	0
Other current assets	(11)
Property, plant and equipment, net	(137)
Other assets	(16)
Accounts payable and accrued expenses	10
Due to affiliate	39
Long-term debt, including current portion	82
Other liabilities	7
Accumulated other comprehensive income	(5)
Gain on sale of equity interests	(19)	[3]
Increase in equity method investments upon deconsolidation	(26)
Ownership percentage in equity method investee	50.00%
Gain on sale of assets, after tax	14
Proceeds from sale	24
Gain attributable to remeasurement, after tax	7
Copper Mountain Solar 3 [Member]
Deconsolidation of Business [Line Items]
Proceeds, net of negligible transaction costs	68
Cash	(2)
Restricted Cash	0
Other current assets	0
Property, plant and equipment, net	(247)
Other assets	(11)
Accounts payable and accrued expenses	82
Due to affiliate	0
Long-term debt, including current portion	97
Other liabilities	3
Accumulated other comprehensive income	(2)
Gain on sale of equity interests	(27)	[3]
Increase in equity method investments upon deconsolidation	(39)
Ownership percentage in equity method investee	50.00%
Gain on sale of assets, after tax	16
Proceeds from sale	66
Sempra Energy Consolidated [Member]
Deconsolidation of Business [Line Items]
Proceeds, net of negligible transaction costs	152		169	[2]
Cash	(10)
Restricted Cash	(5)
Other current assets	(23)
Property, plant and equipment, net	(1,557)		(727)
Other assets	(65)		(102)
Accounts payable and accrued expenses	188
Due to affiliate	39
Long-term debt, including current portion	251		443
Other liabilities	12		50
Accumulated other comprehensive income	(7)
Gain on sale of equity interests	(60)	[3]	(40)	[3]
Increase in equity method investments upon deconsolidation	(1,085)		(207)
Willmut Gas [Member]
Deconsolidation of Business [Line Items]
Business acquisition, Cash paid, net of cash acquired					19
California Solar Partnership [Member]
Deconsolidation of Business [Line Items]
Ownership percentage in equity method investee	50.00%
Business acquisition, Cash paid, net of cash acquired	121
Mesquite Power [Member]
Deconsolidation of Business [Line Items]
Gain on sale of assets, after tax			44
Proceeds from sale			$ 371

[1]	Included in Other Current Liabilities on the Consolidated Balance Sheet.
[2]	Transaction costs were $3 million at both Mesquite Solar 1 and Copper Mountain Solar 2.
[3]	Included in Gain on Sale of Equity Interests and Assets on our Consolidated Statements of Operations.
[4]	Proceeds from sale, net of transaction costs, was adjusted for financial position at closing in the fourth quarter of 2013.